DUE TO A DIRECTOR (Details Narrative) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to a director	$ 216,452
Parent Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to a director	80,769
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to a director	$ 297,221	$ 37,512